SECURITIES ACT FILE NO. 2-86188

INVESTMENT COMPANY ACT FILE NO. 811-3836

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 60	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 60	☒

ANCHOR SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

Harborside Financial Center

3200 Plaza Five

Jersey City, NJ  07311-4992

(Address of Principal Executive Offices) (Zip Code)

(800.858.8850)

(Registrant’s Telephone Number, including area code)

Gregory N. Bressler, Esq.

Senior Vice President and General Counsel

SunAmerica Asset Management, LLC

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ  07311-4992

(Name and Address for Agent for Service)

Copy to:

Mallary Reznik, Esq.

AIG Life and Retirement

1 SunAmerica Center, Century City

Los Angeles, CA 90067-6022

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☒                     immediately upon filing pursuant to paragraph (b) of Rule 485

☐                       on May 1, 2014, pursuant to paragraph (b) of Rule 485

☐                       60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐                       on (date), pursuant to paragraph (a)(1) of Rule 485

☐                       75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐                       on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐                       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 60 to the Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 60 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey, on the 22nd day of May, 2014.

ANCHOR SERIES TRUST
(Registrant)

BY:	//s// JOHN T. GENOY
John T. Genoy
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

	Signature	Title	Date

	//s// JOHN T. GENOY	President (Principal Executive Officer)	May 22, 2014
John T. Genoy

	//s// GREGORY R. KINGSTON	Treasurer (Principal Financial and Accounting Officer)	May 22, 2014
Gregory R. Kingston

	*	Trustee	May 22, 2014
Dr. Judith L. Craven

	*	Trustee	May 22, 2014
William F. Devin

	*	Trustee	May 22, 2014
Richard W. Grant

	*	Trustee	May 22, 2014
Stephen J. Gutman

	*	Trustee	May 22, 2014
Peter A. Harbeck

	*	Trustee	May 22, 2014
William J. Shea

*By:	//s// NORI L. GABERT		May 22, 2014
Nori L. Gabert
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase